Earnings per share (Tables)	12 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Earnings per common share

	Years Ended September 30
	2015	2014	2013
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	3,268	3,243	3,243

Common shares issuable under share
based payment plans which are
potentially dilutive	7	—	—

Common shares used for diluted
earnings per common share	3,275	3,243	3,243

Net income	$3,339	3,197	5,216

Earnings per common share
Basic	$1.02	.99	1.61
Diluted	$1.02	.99	1.61